Consolidated Balance Sheets (Parenthetical) - $ / shares	May 31, 2024	Feb. 07, 2024	May 31, 2023	Oct. 11, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.001
Common stock shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	500,000,000
Common stock, shares issued	18,037,500		18,037,500
Common stock, shares outstanding	18,037,500		18,037,500